UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2008


                         USAA GLOBAL OPPORTUNITIES FUND



[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA GLOBAL OPPORTUNITIES FUND]

 ===========================================

     ANNUAL REPORT
     USAA GLOBAL OPPORTUNITIES FUND
     DECEMBER 31, 2008

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

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FUND OBJECTIVE

SEEK AN AVERAGE ANNUAL RETURN THAT IS GREATER THAN THE 1-YEAR U.S. TREASURY BOND, BEFORE FEES AND EXPENSES, OVER A FULL MARKET CYCLE, WHILE SEEKING TO LIMIT THE FUND'S EXPOSURE TO LARGE NEGATIVE RETURNS.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity and debt securities with the use of alternative investment strategies to provide growth with greater downside risk controls. It may invest in multiple asset classes including U.S. stocks, non-U.S. stocks in developed and emerging markets, global real estate securities, and fixed-income securities.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Distributions to Shareholders                                             13

   Report of Independent Registered Public Accounting Firm                   14

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         45

   Financial Statements                                                      48

   Notes to Financial Statements                                             51

EXPENSE EXAMPLE                                                              68

TRUSTEES' AND OFFICERS' INFORMATION                                          70

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ULTIMATELY, THE ECONOMY WILL REGAIN ITS
FOOTING, AND INVESTMENTS MADE IN TODAY'S         [PHOTO OF CHRISTOPHER W. CLAUS]
ENVIRONMENT HAVE THE POTENTIAL TO PROVIDE
A SOLID FOUNDATION FOR THE FUTURE."

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JANUARY 2009

2008 is a year most investors would like to forget. Every major asset class, with the exception of Treasuries, was pummeled. The S&P 500 Index turned in its worst annual performance since 1933, falling 36.99% for the calendar year, as the credit crunch, brought on by years of excess -- easy credit, soaring consumer debt, a glut of housing, and large inventories of risky assets held by global institutions -- developed into a historic financial crisis and tipped the U.S. economy into recession. Europe, Japan, and Canada followed suit.

This recession probably will be longer and more severe than average. The economic and financial news continues to be dispiriting -- rising unemployment, continued foreclosures, falling home prices, high-profile corporate bankruptcies -- and I expect the headlines to get worse before they get better. 2009 is likely to be a difficult year for the economy.

It may be difficult for investors as well. At the time of this writing, a dark cloud of negativity hangs over the markets. The pessimism is reflected in the lower fundamental valuations for many asset classes. But recessions do not last forever. For me, that is the silver lining. Ultimately, the economy will regain its footing, and investments made in today's environment have the potential to provide a solid foundation for the future.

Valuations are getting more and more attractive, and I believe they eventually will capture the attention of patient investors who have

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2  | USAA GLOBAL OPPORTUNITIES FUND

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time horizons of at least three to five years. In the months ahead, more long-term investors are likely to begin buying these attractively priced securities, which should bring back some rationality and provide a floor to the markets, perhaps toward the end of 2009.

Of course, I cannot be sure when the rebound will happen -- no one can. But a rebound in stock prices could be a leading indicator of the economic recovery. Historically, the stock market has anticipated events six to nine months down the road. Furthermore, when the markets turn, the majority of the gains come in a short period. The people who are invested at that time tend to reap the greatest rewards. So if you are a long-term investor, have money in stocks, and can sleep at night, it could be best to leave your investments in place. You might also consider adding to your portfolio by investing fixed amounts at regular intervals.

As always, patience and discipline are critical. Adhering to an investment plan that suits your goals, risk tolerance, and time horizon also is a must. If you would like to revisit your strategy, our experienced investment professionals are ready to help -- at no charge to you.

The months ahead are likely to be challenging for everyone. Rest assured that we will continue working hard on your behalf -- faithfully serving your investment needs by offering some of the industry's top investment talent, exceptional service, and pure no-load mutual funds.

From all of us at USAA, thank you for your trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company        Quantitative Management Associates LLC
                                             International Stocks
   RONALD SWEET, CFA, CPA
   WASIF A. LATIF                            MARGARET S. STUMPP, Ph.D.
   U.S. and International Stocks             TED LOCKWOOD
   (Exchange-Traded Funds (ETFs))            JOHN VAN BELLE, Ph.D.

   R. MATTHEW FREUND, CFA                 The Boston Company Asset
   ARNOLD J. ESPE, CFA                    Management, LLC
   JULIANNE BASS, CFA                        Emerging Market Stocks
   Bonds and Money Market Instruments
                                             D. KIRK HENRY, CFA
   MARK W. JOHNSON, CFA                      CAROLYN M. KEDERSHA, CFA, CPA
   DAN DENBOW, CFA                           WARREN SKILLMAN
   Global Real Estate Securities
   and ETFs                               Credit Suisse Securities (USA) LLC's
                                          Volaris Volatility Management Group
Deutsche Investment Management               Index Options
Americas Inc.
   U.S. Stocks                               YIRONG LI, CFA
                                             STU ROSENTHAL, CFA
   ROBERT WANG
   JAMES B. FRANCIS, CFA
   JULIE ABBETT

Credit Suisse Asset Management, LLC
   U.S. Stocks

   JORDAN LOW

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o HOW DID THE FUND PERFORM?

  From its inception date of July 31, 2008, through December 31, 2008, the USAA Global Opportunities Fund had a total return of -13.28%.

  Past performance is no guarantee of future results.

  Refer to page 10 for benchmark definitions.

  Foreign and precious metals and minerals investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

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4  | USAA GLOBAL OPPORTUNITIES FUND

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  This compares to returns of -27.87% for the S&P 500 Index and 4.15% for the
  Barclays Capital U.S. Aggregate Bond Index* for the period July 31, 2008, through December 31, 2008.

o PLEASE DESCRIBE THE MARKET ENVIRONMENT IN WHICH THE FUND OPERATED.

  The last five months of 2008 will be remembered as one of the most eventful, volatile periods in the history of the financial markets, as the U.S. credit crisis spread into a near-meltdown of the global financial system, sparking massive government intervention. There was almost no place to hide, because international stocks performed even worse than their U.S. counterparts, and nearly every asset class outside of government-backed securities experienced significant losses.

  Starting a mutual fund in this environment was extremely challenging. Fortunately, the Fund performed as expected, providing significant downside protection in the worst market in memory.

o HOW DID THE FUND ACHIEVE THIS STRONG RELATIVE PERFORMANCE?

  The Fund invests in global stock markets through exchange-traded funds (ETFs) that closely track the performance of the S&P 500 Index (U.S. large-cap stocks), the Russell 2000 Index (U.S. small-cap stocks), the Morgan Stanley Capital International Europe Australasia and Far East (MSCI-EAFE) Index (international developed market stocks),

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

  The unmanaged Russell 2000(R) Index consists of the 2,000 smallest companies in the Russell 3000(R) Index and is a widely recognized small-cap index. o The unmanaged MSCI-EAFE Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

  You will find a complete list of securities that the Fund owns on pages
  15-44.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  and the MSCI Emerging Markets Index (emerging markets stocks). The Fund has a basic strategic allocation to these markets, which we adjust tactically based on market conditions. During the reporting period, we were overweight in large-cap U.S. and emerging markets stocks and underweight in U.S. small-cap and international developed market stocks.

  In addition to the global tactical asset allocation, we seek to manage risk through an index-option based risk-management strategy (collars) implemented by Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group). Volaris Group uses a collar on each of the aforementioned four indexes, and corresponding ETFs, that seeks to limit gains and losses to a specific percentage level determined by the USAA Investment Management Company (IMCO) team. During the reporting period, these collars were instrumental in limiting losses.

  Finally, IMCO can make small allocations to other markets or alternative investments for additional diversification or to seek to capture what we believe are outstanding investment opportunities. During the period, the Fund had a small allocation to a global tactical asset allocation overlay strategy in a hedge fund called Deutsche iGAP Investment Trust "B" (iGAP) and to the U.S. bond market.

  The Fund's global tactical asset allocation strategy and, more importantly, the use of collars, contributed positively to the Fund's total return by reducing losses during the five-month reporting period. For example, if we had invested passively in the four indexes' ETFs based on our strategic allocation (50% U.S. large-cap stocks, 20% U.S. small-cap stocks, 25% international developed market stocks, and 5% emerging markets stocks), the Fund's total return would have been -29.92%.*

  The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets.

  *This hypothetical example is meant to show the positive contribution made by the Fund's strategy and is not indicative of the Fund's actual performance.

================================================================================

6  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

o HOW DO YOU EXPECT TO USE THE COLLARS?

  We expect to vary the structure of the collars based on market conditions. For example, at times only the puts may be in place without the calls. Also, we can narrow or widen the collars to reflect our views on the market. As an example, if we see downside risk as being very high, we might narrow the collars to a level of 5% or less, which means that both upside and downside potential are limited to 5% or less. If we see more upside potential in the markets, we may widen the collars to seek to capture more of the upside.

  The purpose of the Fund is to give exposure to the long-term upside of global stock markets while seeking to lower the risk of big losses, as we did successfully during this initial five-month period ended December 31, 2008. Ideally, we want the Fund to have about 60%-70% of the return potential of global stock markets with the downside risk of a portfolio with an allocation to stocks of about 40%.

O WHAT IS THE PURPOSE OF THE ALTERNATIVE INVESTMENTS, SUCH AS THE HEDGE FUND
  STRATEGY?

  These alternative investments are intended to seek to provide additional diversification and excess returns uncorrelated to the S&P 500 Index. Managed by Deutsche Investment Management Americas, Inc. (DIMA), iGAP is a highly transparent global tactical asset allocation hedge fund that invests only in very liquid instruments, taking long or short positions using futures on stock, currency, commodity, and bond markets around the world. During the reporting period, iGAP performed about 10% better than the S&P 500 Index, so it did provide some cushion, although not as much as we hope to see in the future.

  During the reporting period, we slowly built positions in the U.S. bond market, given our view that the dislocation of the financial crisis had created unusually clear opportunities for both high current yield and capital appreciation.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

o WHAT'S YOUR OUTLOOK FOR THE FUND?

  With a number of advanced tools at our disposal, the Fund is structured to continue to seek to achieve low-cost, risk-reduced exposure to a diversified global stock and bond market portfolio. This brief reporting period was very challenging in ways that no one could have anticipated, and the Fund did exactly what it was supposed to do.

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8  | USAA GLOBAL OPPORTUNITIES FUND

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INVESTMENT OVERVIEW

USAA GLOBAL OPPORTUNITIES FUND (Ticker Symbol: UGOFX)

--------------------------------------------------------------------------------
                                                                    12/31/08
--------------------------------------------------------------------------------
Net Assets                                                       $73.6 Million
Net Asset Value Per Share                                           $8.61

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/08
--------------------------------------------------------------------------------
                            SINCE INCEPTION 7/31/08*
                                     -13.28%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      0.99%

*Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED JULY 31, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE ESTIMATED EXPENSE RATIO MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE FIVE-MONTH PERIOD ENDED DECEMBER 31, 2008, BEFORE REIMBURSEMENT, WHICH WAS 1.12%, AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL U.S.         USAA GLOBAL
                  AGGREGATE BOND INDEX      OPPORTUNITIES FUND     S&P 500 INDEX
 7/31/2008             $10,000.00               $10,000.00          $10,000.00
 8/31/2008              10,094.91                10,100.00           10,144.65
 9/30/2008               9,959.32                 9,260.00            9,240.68
10/31/2008               9,724.23                 8,820.00            7,688.73
11/30/2008              10,040.76                 8,450.00            7,137.03
12/31/2008              10,415.37                 8,671.84            7,212.97

                                   [END CHART]

           Data from 7/31/08 to 12/31/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Opportunities Fund to the following benchmarks:

o The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. It once was known as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                     TOP 10 EQUITY HOLDINGS
                         AS OF 12/31/08
                        (% of Net Assets)

iShares MSCI Emerging Markets Index Fund* .............    5.8%
Deutsche iGAP Investment Trust "B" ....................    4.2%
Exxon Mobil Corp. .....................................    1.8%
Procter & Gamble Co. ..................................    1.1%
Chevron Corp.  ........................................    0.9%
JPMorgan Chase & Co. ..................................    0.9%
Microsoft Corp. .......................................    0.9%
Wal-Mart Stores, Inc. .................................    0.9%
Johnson & Johnson .....................................    0.8%
Pfizer, Inc. ..........................................    0.8%

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order and a related agreement with iShares Trust (iShares), the Fund may invest in iShares in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

  You will find a complete list of securities that the Fund owns on pages
  15-44.

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                                                       INVESTMENT OVERVIEW |  11

================================================================================

                        ASSET ALLOCATION
                         AS OF 12/31/08
                        (% of Net Assets)

Common Stocks .........................................    74.3%
Purchased Options .....................................     6.3%
Exchange-Traded Funds* ................................     6.3%
Money Market Instruments ..............................     5.8%
Hedge Funds ...........................................     4.2%
Corporate Obligations .................................     2.0%
Eurodollar and Yankee Obligations .....................     0.2%
Preferred Securities ..................................     0.2%
U.S. Treasury Securities ..............................     0.2%

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund holds an exemptive order that allows investments in ETFs above the level permitted under the Investment Company Act of 1940.

  Percentages are of net assets of the Fund and may not equal 100%.

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12  | USAA GLOBAL OPPORTUNITIES FUND

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DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal period ended December 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099.DIV in January 2009.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $35,000 as long-term capital gains for the fiscal period ended December 31, 2008.

77.73% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal period ended December 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as dividends taxed at individual net capital gains rates.

For the fiscal period ended December 31, 2008, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $81,000 as qualifying interest income.

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                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GLOBAL OPPORTUNITIES FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Global Opportunities Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2008, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Global Opportunities Fund at December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 13, 2009

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14  | USAA GLOBAL OPPORTUNITIES FUND

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PORTFOLIO OF INVESTMENTS

December 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (85.0%)

              COMMON STOCKS (74.3%)

              CONSUMER DISCRETIONARY (6.8%)
              -----------------------------
              ADVERTISING (0.1%)
   14,600     Interpublic Group of Companies, Inc.*                                                  $    58
      800     WPP plc(a)                                                                                   4
                                                                                                     -------
                                                                                                          62
                                                                                                     -------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    1,800     Fossil, Inc.*                                                                               30
    1,800     Phillips-Van Heusen Corp.                                                                   36
    1,100     Polo Ralph Lauren Corp.                                                                     50
      738     Swatch Group Ltd.(a)                                                                        20
    1,400     Warnaco Group, Inc.*                                                                        28
                                                                                                     -------
                                                                                                         164
                                                                                                     -------
              APPAREL RETAIL (0.7%)
    1,500     Aeropostale, Inc.*                                                                          24
    6,150     Buckle, Inc.                                                                               134
      600     Fast Retailing Co.(a)                                                                       88
    5,600     Foot Locker, Inc.                                                                           41
   13,400     Gap, Inc.                                                                                  179
      500     Hennes & Mauritz AB "B"(a)                                                                  20
    1,300     Under Armour, Inc.*                                                                         31
                                                                                                     -------
                                                                                                         517
                                                                                                     -------
              AUTO PARTS & EQUIPMENT (0.3%)
    1,500     Autoliv, Inc.                                                                               32
    2,500     Johnson Controls, Inc.                                                                      45
    7,000     NHK Spring Co.(a)                                                                           26
    3,900     Tachi-S Co. Ltd.(a)                                                                         21
    1,500     Takata Corp.(a)                                                                             11
    4,700     Teikoku Piston Ring Co., Ltd.(a)                                                            19
      500     Unipres Corp.(a)                                                                             3
    4,600     WABCO Holdings, Inc.                                                                        73
                                                                                                     -------
                                                                                                         230
                                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (0.6%)
    1,806     Daimler AG(a)                                                                          $    69
    3,453     Fiat S.p.A.(a)                                                                              22
    2,800     Honda Motor Co. Ltd.(a)                                                                     61
    9,000     Isuzu Motors(a)                                                                             12
    8,000     Mazda Motor Corp.(a)                                                                        13
   14,300     Nissan Motor Co. Ltd.(a)                                                                    52
    1,423     Renault S.A.(a)                                                                             37
    3,200     Thor Industries, Inc.                                                                       42
    2,500     Toyota Motor Corp.(a)                                                                       82
       89     Volkswagen AG(a)                                                                            15
                                                                                                     -------
                                                                                                         405
                                                                                                     -------
              AUTOMOTIVE RETAIL (0.2%)
    1,200     Advance Auto Parts, Inc.                                                                    41
    5,500     AutoNation, Inc.*                                                                           54
      300     AutoZone, Inc.*                                                                             42
    2,000     Bilia AB "A"(a)                                                                              4
                                                                                                     -------
                                                                                                         141
                                                                                                     -------
              BROADCASTING (0.3%)
    8,400     Belo Corp. "A"                                                                              13
    6,200     DISH Network Corp. "A"*                                                                     69
    3,900     Liberty Media Corp. - Entertainment "A"*                                                    68
    3,800     RCN Corp.*                                                                                  23
    1,100     Scripps Networks Interactive "A"                                                            24
                                                                                                     -------
                                                                                                         197
                                                                                                     -------
              CABLE & SATELLITE (0.8%)
   29,700     Comcast Corp. "A"                                                                          501
    2,000     DIRECTV Group, Inc.*                                                                        46
    2,813     Promotora de Informaciones S.A.(a)                                                           9
    1,050     SES(a)                                                                                      20
                                                                                                     -------
                                                                                                         576
                                                                                                     -------
              CASINOS & GAMING (0.1%)
    1,773     Aristocrat Leisure, Ltd.(a)                                                                  5
    1,300     Bally Technologies, Inc.*                                                                   31
    1,625     OPAP S.A.(a)                                                                                47
    2,549     Tabcorp Holdings Ltd.(a)                                                                    12
                                                                                                     -------
                                                                                                          95
                                                                                                     -------
              CATALOG RETAIL (0.0%)
      950     Belluna Co., Ltd.(a)                                                                         3
    6,200     Home Retail Group(a)                                                                        19
                                                                                                     -------
                                                                                                          22
                                                                                                     -------

================================================================================

16  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    2,000     Best Buy Co., Inc.                                                                     $    56
    4,100     RadioShack Corp.                                                                            49
                                                                                                     -------
                                                                                                         105
                                                                                                     -------
              CONSUMER ELECTRONICS (0.1%)
    3,000     Matsushita Electric Industrial Co. Ltd.(a)                                                  38
      300     Sony Corp.(a)                                                                                6
                                                                                                     -------
                                                                                                          44
                                                                                                     -------
              DEPARTMENT STORES (0.2%)
    4,000     Arcandor AG*(a)                                                                             17
    4,500     Macy's, Inc.                                                                                47
      899     PPR(a)                                                                                      59
                                                                                                     -------
                                                                                                         123
                                                                                                     -------
              DISTRIBUTORS (0.1%)
    2,300     Genuine Parts Co.                                                                           87
                                                                                                     -------
              EDUCATION SERVICES (0.1%)
    2,300     Corinthian Colleges, Inc.*                                                                  38
      800     DeVry, Inc.                                                                                 46
                                                                                                     -------
                                                                                                          84
                                                                                                     -------
              FOOTWEAR (0.0%)
      400     Deckers Outdoor Corp.*                                                                      32
    1,000     Yue Yuen Industrial Holdings, Ltd.(a)                                                        2
                                                                                                     -------
                                                                                                          34
                                                                                                     -------
              GENERAL MERCHANDISE STORES (0.2%)
    3,600     Big Lots, Inc.*                                                                             52
    3,300     Family Dollar Stores, Inc.                                                                  86
                                                                                                     -------
                                                                                                         138
                                                                                                     -------
              HOME IMPROVEMENT RETAIL (0.2%)
    4,100     Home Depot, Inc.                                                                            94
    1,200     Lowe's Companies, Inc.                                                                      26
                                                                                                     -------
                                                                                                         120
                                                                                                     -------
              HOMEBUILDING (0.1%)
    4,800     Centex Corp.                                                                                51
      100     NVR, Inc.*                                                                                  46
                                                                                                     -------
                                                                                                          97
                                                                                                     -------
              HOMEFURNISHING RETAIL (0.0%)
      400     Nitori Co.(a)                                                                               31
                                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
      800     Carnival Corp.                                                                         $    19
    1,600     Gaylord Entertainment Co.*                                                                  17
    1,083     Intercontinental Hotels Group plc(a)                                                         9
    3,443     Thomas Cook Group plc(a)                                                                     9
                                                                                                     -------
                                                                                                          54
                                                                                                     -------
              HOUSEHOLD APPLIANCES (0.0%)
    3,702     AGA Foodservice Group plc(a)                                                                 4
      700     Makita Corp.(a)                                                                             15
                                                                                                     -------
                                                                                                          19
                                                                                                     -------
              HOUSEWARES & SPECIALTIES (0.1%)
    1,600     Tupperware Brands Corp.                                                                     36
                                                                                                     -------
              INTERNET RETAIL (0.2%)
    1,500     Amazon.com, Inc.*                                                                           77
    1,200     Netflix, Inc.*                                                                              36
                                                                                                     -------
                                                                                                         113
                                                                                                     -------
              LEISURE FACILITIES (0.0%)
    2,000     TOKYO DOME Corp.(a)                                                                          8
                                                                                                     -------
              LEISURE PRODUCTS (0.2%)
    3,800     Brunswick Corp.                                                                             16
    3,000     Hasbro, Inc.                                                                                88
    1,300     Polaris Industries, Inc.                                                                    37
                                                                                                     -------
                                                                                                         141
                                                                                                     -------
              MOVIES & ENTERTAINMENT (0.3%)
    1,900     Marvel Entertainment, Inc.*                                                                 58
   14,700     Time Warner, Inc.                                                                          148
    1,200     Vivendi S.A.(a)                                                                             39
                                                                                                     -------
                                                                                                         245
                                                                                                     -------
              PHOTOGRAPHIC PRODUCTS (0.0%)
    1,000     Nikon Corp.(a)                                                                              12
                                                                                                     -------
              PUBLISHING (0.2%)
    7,500     Eniro AB(a)                                                                                 10
    5,000     Fairfax Media Ltd.(a)                                                                        6
    1,176     Global Sources Ltd.*                                                                         6
      320     Lagardere SCA(a)                                                                            13
    3,300     McGraw-Hill Companies, Inc.                                                                 77
      800     Morningstar, Inc.*                                                                          28
      659     Reed Elsevier N.V.(a)                                                                        8
    1,000     United Business Media Ltd.(a)                                                                7
                                                                                                     -------
                                                                                                         155
                                                                                                     -------

================================================================================

18  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              RESTAURANTS (1.2%)
    4,400     Brinker International, Inc.                                                            $    46
    4,200     CEC Entertainment, Inc.*                                                                   102
    4,308     Greene King plc(a)                                                                          25
    9,200     McDonald's Corp.                                                                           572
    1,000     Panera Bread Co. "A"*                                                                       52
    1,600     Yum! Brands, Inc.                                                                           51
                                                                                                     -------
                                                                                                         848
                                                                                                     -------
              SPECIALIZED CONSUMER SERVICES (0.0%)
    1,600     Sotheby's Holdings, Inc. "A"                                                                14
                                                                                                     -------
              SPECIALTY STORES (0.1%)
    2,200     Regis Corp.                                                                                 32
    1,800     Tractor Supply Co.*                                                                         65
                                                                                                     -------
                                                                                                          97
                                                                                                     -------
              Total Consumer Discretionary                                                             5,014
                                                                                                     -------
              CONSUMER STAPLES (7.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.6%)
    4,500     Archer-Daniels-Midland Co.                                                                 130
    5,000     Bunge Ltd.                                                                                 259
   13,000     Wilmar International Ltd.(a)                                                                25
                                                                                                     -------
                                                                                                         414
                                                                                                     -------
              BREWERS (0.1%)
      300     Asahi Breweries Ltd.(a)                                                                      6
    3,681     Fosters Group(a)                                                                            14
    2,500     Kirin Holdings Co. Ltd.(a)                                                                  33
   15,457     Marston's plc(a)                                                                            26
                                                                                                     -------
                                                                                                          79
                                                                                                     -------
              DISTILLERS & VINTNERS (0.2%)
    5,164     Diageo plc(a)                                                                               72
      533     Pernod Ricard S.A.(a)                                                                       39
                                                                                                     -------
                                                                                                         111
                                                                                                     -------
              DRUG RETAIL (0.1%)
      600     Cawachi Ltd.(a)                                                                             14
    1,800     Walgreen Co.                                                                                44
                                                                                                     -------
                                                                                                          58
                                                                                                     -------
              FOOD DISTRIBUTORS (0.3%)
    4,428     AWB "B"(a)                                                                                   8
    8,300     Sysco Corp.                                                                                190
                                                                                                     -------
                                                                                                         198
                                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.7%)
    2,616     Koninklijke Ahold N.V.(a)                                                              $    32
   10,100     Kroger Co.                                                                                 267
      300     Lawson, Inc.(a)                                                                             17
    1,000     Safeway, Inc.                                                                               24
    1,800     Seven & I Holdings Co. Ltd.(a)                                                              62
   13,440     Tesco plc(a)                                                                                70
      774     Woolworths Ltd.(a)                                                                          14
                                                                                                     -------
                                                                                                         486
                                                                                                     -------
              HOUSEHOLD PRODUCTS (1.6%)
    4,400     Colgate-Palmolive Co.                                                                      302
      150     Henkel AG & Co. KGaA(a)                                                                      4
    1,000     Kao Corp.(a)                                                                                30
   13,100     Procter & Gamble Co.                                                                       810
    1,242     Reckitt Benckiser Group plc(a)                                                              46
                                                                                                     -------
                                                                                                       1,192
                                                                                                     -------
              HYPERMARKETS & SUPER CENTERS (1.1%)
    1,300     BJ's Wholesale Club, Inc.*                                                                  45
      579     Carrefour S.A.(a)                                                                           22
    1,000     Costco Wholesale Corp.                                                                      52
    2,000     Uny Co. Ltd.(a)                                                                             22
   11,600     Wal-Mart Stores, Inc.                                                                      650
    4,329     Wesfarmers Ltd.(a)                                                                          55
                                                                                                     -------
                                                                                                         846
                                                                                                     -------
              PACKAGED FOODS & MEAT (1.2%)
      608     Associated British Foods plc(a)                                                              6
    3,000     General Mills, Inc.                                                                        182
    5,400     H.J. Heinz Co.                                                                             203
    2,100     Kraft Foods, Inc. "A"                                                                       56
       11     Lindt & Spruengli(a)                                                                        21
    4,195     Nestle S.A.(a)                                                                             165
    7,100     Sara Lee Corp.                                                                              70
    4,348     Tate & Lyle plc(a)                                                                          25
    1,227     Unilever N.V.(a)                                                                            30
    4,069     Unilever plc(a)                                                                             93
                                                                                                     -------
                                                                                                         851
                                                                                                     -------
              PERSONAL PRODUCTS (0.1%)
    4,400     Herbalife Ltd.                                                                              95
                                                                                                     -------
              SOFT DRINKS (0.6%)
    4,900     Coca-Cola Enterprises, Inc.                                                                 59
    4,000     Pepsi Bottling Group, Inc.                                                                  90

================================================================================

20  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    5,800     PepsiCo, Inc.                                                                          $   318
                                                                                                     -------
                                                                                                         467
                                                                                                     -------
              TOBACCO (1.0%)
   14,100     Altria Group, Inc.                                                                         212
    2,692     British America Tobacco plc(a)                                                              70
    3,270     Imperial Tobacco Group plc(a)                                                               88
    8,600     Philip Morris International, Inc.                                                          374
      955     Swedish Match(a)                                                                            14
                                                                                                     -------
                                                                                                         758
                                                                                                     -------
              Total Consumer Staples                                                                   5,555
                                                                                                     -------
              ENERGY (8.2%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
    1,800     Alpha Natural Resources, Inc.*                                                              29
    4,200     Massey Energy Co.                                                                           58
                                                                                                     -------
                                                                                                          87
                                                                                                     -------
              INTEGRATED OIL & GAS (5.2%)
    2,966     BG Group plc(a)                                                                             41
   29,897     BP plc(a)                                                                                  229
    8,900     Chevron Corp.                                                                              658
    6,700     ConocoPhillips                                                                             347
    4,344     ENI S.p.A.(a)                                                                              103
   16,700     Exxon Mobil Corp.                                                                        1,333
    2,300     Hess Corp.                                                                                 124
    3,800     Marathon Oil Corp.                                                                         104
    3,300     Murphy Oil Corp.                                                                           146
    4,200     Occidental Petroleum Corp.                                                                 252
    1,070     OMV AG(a)                                                                                   29
    2,922     Origin Energy Ltd.(a)                                                                       33
    1,707     Repsol YPF S.A.(a)                                                                          37
    3,795     Royal Dutch Shell plc "A"(a)                                                                99
    4,860     Royal Dutch Shell plc "B"(a)                                                               122
      850     Statoil ASA(a)                                                                              14
    2,920     Total S.A.(a)                                                                              159
                                                                                                     -------
                                                                                                       3,830
                                                                                                     -------
              OIL & GAS DRILLING (0.2%)
    1,100     Helmerich & Payne, Inc.                                                                     25
    6,500     Parker Drilling Co.*                                                                        19
    1,600     Transocean Ltd.*                                                                            76
                                                                                                     -------
                                                                                                         120
                                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
      990     Compagnie Generale de Geophysique-Veritas*(a)                                          $    15
    5,800     Oil States International, Inc.*                                                            108
    2,300     Petroleum Geo-Services ASA*(a)                                                               9
    3,200     Schlumberger Ltd.                                                                          136
      618     Smith International, Inc.                                                                   14
    1,165     Tenaris S.A.(a)                                                                             12
                                                                                                     -------
                                                                                                         294
                                                                                                     -------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
    3,100     Anadarko Petroleum Corp.                                                                   119
    2,700     Apache Corp.                                                                               201
    2,300     Callon Petroleum Co.*                                                                        6
    2,600     Cimarex Energy Co.                                                                          70
    1,400     Clayton Williams Energy, Inc.*                                                              64
    1,000     Comstock Resources, Inc.*                                                                   47
    2,100     Devon Energy Corp.                                                                         138
    9,000     Encore Acquisition Co.*                                                                    230
    1,900     EOG Resources, Inc.                                                                        126
        2     INPEX Holdings, Inc.(a)                                                                     16
   12,100     Mariner Energy, Inc.*                                                                      123
    1,200     Penn Virginia Corp.                                                                         31
    2,900     Swift Energy Co.*                                                                           49
    2,300     Whiting Petroleum Corp.*                                                                    77
      922     Woodside Petroleum Ltd.(a)                                                                  24
                                                                                                     -------
                                                                                                       1,321
                                                                                                     -------
              OIL & GAS REFINING & MARKETING (0.4%)
    4,425     Caltex Australia(a)                                                                         22
    1,000     Nippon Mining Holdings, Inc.(a)                                                              4
    2,000     Nippon Oil Corp(a)                                                                          10
    2,500     Showa Shell Sekiyu K.K.(a)                                                                  25
    5,900     Sunoco, Inc.                                                                               257
                                                                                                     -------
                                                                                                         318
                                                                                                     -------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    2,800     El Paso Corp.                                                                               22
    2,800     Spectra Energy Corp.                                                                        44
                                                                                                     -------
                                                                                                          66
                                                                                                     -------
              Total Energy                                                                             6,036
                                                                                                     -------
              FINANCIALS (13.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
      576     3i Group plc(a)                                                                              2
    2,800     Ameriprise Financial, Inc.                                                                  65

================================================================================

22  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    5,500     Apollo Investment Corp.                                                                $    51
    7,100     Bank of New York Mellon Corp.                                                              201
      200     BlackRock, Inc. "A"                                                                         27
    1,655     Man Group plc(a)                                                                             6
      500     Northern Trust Corp.                                                                        26
    2,900     SEI Investments Co.                                                                         46
    4,600     State Street Corp.                                                                         181
    2,500     T. Rowe Price Group, Inc.                                                                   89
                                                                                                     -------
                                                                                                         694
                                                                                                     -------
              CONSUMER FINANCE (0.3%)
    2,700     American Express Co.                                                                        50
    1,000     Capital One Financial Corp.                                                                 32
    1,100     Cash America International, Inc.                                                            30
    2,700     Credit Saison Co. Ltd.(a)                                                                   37
    3,200     Discover Financial Services                                                                 31
      260     ORIX Corp.(a)                                                                               15
    1,380     Takefuji Corp.(a)                                                                           11
                                                                                                     -------
                                                                                                         206
                                                                                                     -------
              DIVERSIFIED BANKS (2.8%)
    2,722     Australia and New Zealand Banking Group Ltd.(a)                                             29
   10,060     Banca Intesa S.p.A.(a)                                                                      36
    5,914     Banco Bilbao Vizcaya Argentaria S.A.(a)                                                     73
    2,163     Banco Popolare(a)                                                                           15
   13,285     Banco Santander S.A.(a)                                                                    127
   38,211     Barclays plc(a)                                                                             86
    1,855     BNP Paribas S.A.(a)                                                                         78
   10,000     Chuo Mitsui Trust Holdings, Inc.(a)                                                         49
    4,345     Commerzbank AG(a)                                                                           41
      344     Commonwealth Bank of Australia(a)                                                            7
    2,648     Credit Agricole S.A.(a)                                                                     30
    3,522     Danske Bank A/S(a)                                                                          36
    3,700     DBS Group Holdings Ltd.(a)                                                                  22
    5,066     Dexia(a)                                                                                    23
    5,300     DnB NOR ASA(a)                                                                              21
      785     Erste Bank der Oesterreichischen Sparkassen AG(a)                                           18
    3,700     Foreningssparbanken AB(a)                                                                   21
   17,390     HBOS plc(a)                                                                                 18
   11,029     HSBC Holdings plc(a)                                                                       106
    1,525     Hypo Real Estate Holding AG ADR(a)                                                           7
    2,729     Intesa Sanpaolo(a)                                                                           7
    1,248     KBC Groep N.V.(a)                                                                           38
   36,930     Lloyds TSB Group plc(a)                                                                     68

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
   10,100     Mitsubishi UFJ Financial Group, Inc.(a)                                                $    63
        8     Mizuho Financial Group, Inc.(a)                                                             24
    2,459     National Australia Bank Ltd.(a)                                                             36
    3,061     Natixis(a)                                                                                   5
      284     Raiffeisen International Bank-Holding AG(a)                                                  8
   58,581     Royal Bank of Scotland Group plc(a)                                                         42
    2,500     Skandinaviska Enskilda Banken "A"(a)                                                        20
    1,031     Societe Generale(a)                                                                         52
      979     Standard Chartered plc(a)                                                                   13
        5     Sumitomo Mitsui Financial Group, Inc.(a)                                                    22
   10,400     U.S. Bancorp                                                                               260
   29,500     UniCredito Italiano S.p.A.(a)                                                               73
    2,000     United Overseas Bank Ltd.(a)                                                                18
   15,000     Wells Fargo & Co.                                                                          442
    2,142     Westpac Banking Corp.(a)                                                                    25
                                                                                                     -------
                                                                                                       2,059
                                                                                                     -------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,594     Credit Suisse Group(a)                                                                      44
    1,797     Deutsche Bank AG(a)                                                                         71
    2,605     Investec plc(a)                                                                             11
    1,400     UBS AG*(a)                                                                                  20
                                                                                                     -------
                                                                                                         146
                                                                                                     -------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    5,000     Chinese Estates Holdings Ltd.(a)                                                             6
    5,000     Henderson Land Development Co. Ltd.(a)                                                      19
    2,600     Leopalace21 Corp.(a)                                                                        26
      800     Nomura Real Estate Holdings, Inc.(a)                                                        16
    3,000     Tokyu Land Corp.(a)                                                                         11
    3,000     Wharf (Holdings) Ltd.(a)                                                                     8
    4,000     Wheelock & Co. Ltd.(a)                                                                       9
                                                                                                     -------
                                                                                                          95
                                                                                                     -------
              INSURANCE BROKERS (0.2%)
    1,600     Aon Corp.                                                                                   73
    2,700     Brown & Brown, Inc.                                                                         57
                                                                                                     -------
                                                                                                         130
                                                                                                     -------
              INVESTMENT BANKING & BROKERAGE (0.8%)
    8,200     Charles Schwab Corp.                                                                       132
    2,200     Goldman Sachs Group, Inc.                                                                  186
      895     Macquarie Group Ltd.(a)                                                                     18
    6,532     Marfin Investment Group S.A.*(a)                                                            26

================================================================================

24  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
      569     Mediobanca S.p.A.(a)                                                                   $     6
    5,600     Morgan Stanley                                                                              90
    2,200     optionsXpress Holdings, Inc.                                                                29
    1,200     Piper Jaffray Co., Inc.*                                                                    48
      900     Raymond James Financial, Inc.                                                               15
    2,500     TD Ameritrade Holding Corp.*                                                                36
                                                                                                     -------
                                                                                                         586
                                                                                                     -------
              LIFE & HEALTH INSURANCE (0.7%)
   11,653     AEGON N.V.(a)                                                                               74
    1,900     AFLAC, Inc.                                                                                 87
      230     CNP Assurances(a)                                                                           17
    4,000     Friends Provident(a)                                                                         5
   33,450     Legal & General Group plc(a)                                                                37
    3,500     Old Mutual plc(a)                                                                            3
    5,300     Phoenix Companies, Inc.                                                                     17
    2,700     Principal Financial Group, Inc.                                                             61
    6,800     Protective Life Corp.                                                                       98
    4,928     Prudential plc(a)                                                                           30
    2,510     Standard Life plc(a)                                                                         7
       55     Swiss Life Holding*(a)                                                                       4
    5,700     Unum Group                                                                                 106
                                                                                                     -------
                                                                                                         546
                                                                                                     -------
              MULTI-LINE INSURANCE (0.5%)
      925     Allianz Holding AG(a)                                                                       99
    7,547     Aviva plc(a)                                                                                43
    2,856     AXA S.A.(a)                                                                                 63
      135     Baloise Holdings AG(a)                                                                      10
    5,200     Horace Mann Educators Corp.                                                                 48
      450     Zurich Financial Services AG(a)                                                             98
                                                                                                     -------
                                                                                                         361
                                                                                                     -------
              MULTI-SECTOR HOLDINGS (0.1%)
    7,990     Criteria Caixacorp S.A.(a)                                                                  31
      100     Eurazeo(a)                                                                                   5
      410     Groupe Bruxelles Lambert S.A.(a)                                                            33
    2,356     IFI-Istituto Finanziario Industriale S.p.A.*(a)                                             16
    5,747     IFIL-Investments S.p.A(a)                                                                   15
      475     Investor AB(a)                                                                               7
                                                                                                     -------
                                                                                                         107
                                                                                                     -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   20,900     Bank of America Corp.                                                                      294
   11,500     Citigroup, Inc.                                                                             77

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    9,986     Fortis(a)                                                                              $    13
    7,331     ING Groep N.V.(a)                                                                           77
   20,600     JPMorgan Chase & Co.                                                                       649
    1,026     SNS Reaal N.V.(a)                                                                            6
                                                                                                     -------
                                                                                                       1,116
                                                                                                     -------
              PROPERTY & CASUALTY INSURANCE (0.9%)
    5,700     Allstate Corp.                                                                             187
    2,400     Argo Group International Holdings Ltd.*                                                     81
    3,800     First American Corp.                                                                       110
      900     Millea Holdings, Inc.(a)                                                                    26
    7,400     Progressive Corp.                                                                          110
    1,147     QBE Insurance Group Ltd.(a)                                                                 21
    2,000     Travelers Companies, Inc.                                                                   90
                                                                                                     -------
                                                                                                         625
                                                                                                     -------
              REAL ESTATE DEVELOPMENT (0.0%)
    1,000     Cheung Kong Holdings Ltd.(a)                                                                10
       26     Kenedix, Inc.*(a)                                                                            7
                                                                                                     -------
                                                                                                          17
                                                                                                     -------
              REAL ESTATE OPERATING COMPANIES (0.0%)
    6,383     Atrium European Real Estate Ltd.*(a)                                                        23
                                                                                                     -------
              REGIONAL BANKS (1.5%)
    1,100     BancorpSouth, Inc.                                                                          26
    3,300     Capital City Bank Group, Inc.                                                               90
    6,200     Colonial BancGroup, Inc.                                                                    13
    2,900     Community Trust Bancorp, Inc.                                                              107
      700     Cullen/Frost Bankers, Inc.                                                                  35
    3,000     East West Bancorp, Inc.                                                                     48
    7,500     Guaranty Bancorp*                                                                           15
    5,500     Harleysville National Corp.                                                                 79
    3,300     Independent Bank Corp.                                                                      86
    3,300     Pacwest Bancorp                                                                             89
    4,200     PNC Financial Services Group, Inc.                                                         206
       31     Resona Holdings, Inc.(a)                                                                    49
   36,000     Shinsei Bank Ltd.(a)                                                                        57
    6,400     South Financial Group, Inc.                                                                 28
    4,700     StellarOne Corp.                                                                            79
   10,400     TrustCo Bank Corp. NY                                                                       99
                                                                                                     -------
                                                                                                       1,106
                                                                                                     -------
              REINSURANCE (0.5%)
      166     Hannover Rueckversicherungs(a)                                                               5
    4,100     Max Capital Group Ltd.                                                                      73

================================================================================

26  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    6,000     Montpelier Re Holdings Ltd.                                                            $   101
       84     Muenchener Rueckversicherungs-Gesellschaft AG(a)                                            13
    2,000     Reinsurance Group of America, Inc. "A"                                                      86
    1,342     Swiss Re(a)                                                                                 65
                                                                                                     -------
                                                                                                         343
                                                                                                     -------
              REITs - DIVERSIFIED (0.1%)
   11,100     CapLease, Inc.                                                                              19
    7,000     GPT Group(a)                                                                                 5
      900     Vornado Realty Trust                                                                        54
                                                                                                     -------
                                                                                                          78
                                                                                                     -------
              REITs - INDUSTRIAL (0.4%)
      200     AMB Property Corp.                                                                           5
   12,700     DCT Industrial Trust, Inc.                                                                  64
    5,400     First Potomac Realty Trust                                                                  50
   25,678     Macquarie Goodman Group(a)                                                                  14
   15,600     Monmouth Real Estate Investment Corp. "A"                                                  109
    1,600     ProLogis                                                                                    22
                                                                                                     -------
                                                                                                         264
                                                                                                     -------
              REITs - OFFICE (0.2%)
    1,000     Boston Properties, Inc.                                                                     55
    8,000     Macquarie Office Trust Ltd.(a)                                                               2
    2,900     Parkway Properties, Inc.                                                                    52
                                                                                                     -------
                                                                                                         109
                                                                                                     -------
              REITs - RESIDENTIAL (0.3%)
    1,348     Apartment Investment & Management Co. "A"                                                   16
      500     AvalonBay Communities, Inc.                                                                 30
      300     Camden Property Trust                                                                        9
    1,900     Equity Residential Properties Trust                                                         57
    5,500     Sun Communities, Inc.                                                                       77
                                                                                                     -------
                                                                                                         189
                                                                                                     -------
              REITs - RETAIL (0.3%)
      100     Federal Realty Investment Trust                                                              6
      900     Kimco Realty Corp.                                                                          17
      600     Regency Centers Corp.                                                                       28
    1,300     Simon Property Group, Inc.                                                                  69
      200     Unibail-Rodamco(a)                                                                          30
    5,100     Urstadt Biddle Properties, Inc. "A"                                                         81
                                                                                                     -------
                                                                                                         231
                                                                                                     -------
              REITs - SPECIALIZED (0.2%)
      600     HCP, Inc.                                                                                   17
    2,300     Host Hotels & Resorts, Inc.                                                                 17

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
      300     Public Storage                                                                         $    24
    2,800     Universal Health Realty Income Trust                                                        92
                                                                                                     -------
                                                                                                         150
                                                                                                     -------
              SPECIALIZED FINANCE (0.2%)
    6,000     CIT Group, Inc.                                                                             27
      100     CME Group, Inc.                                                                             21
      700     Hong Kong Exchanges & Clearing Ltd.(a)                                                       7
      280     Mitsubishi UFJ Lease & Finance Co., Ltd.(a)                                                  7
      700     NASDAQ OMX Group, Inc.*                                                                     17
    3,100     PHH Corp.*                                                                                  40
                                                                                                     -------
                                                                                                         119
                                                                                                     -------
              THRIFTS & MORTGAGE FINANCE (0.4%)
    4,400     Astoria Financial Corp.                                                                     72
    8,400     Hudson City Bancorp, Inc.                                                                  134
    7,300     Provident New York Bancorp                                                                  91
                                                                                                     -------
                                                                                                         297
                                                                                                     -------
              Total Financials                                                                         9,597
                                                                                                     -------
              HEALTH CARE (10.3%)
              -------------------
              BIOTECHNOLOGY (1.8%)
      289     Actelion Ltd.*(a)                                                                           16
    2,700     Alnylam Pharmaceuticals, Inc.*                                                              67
    5,600     Amgen, Inc.*                                                                               323
    2,900     Celgene Corp.*                                                                             160
    2,180     CSL Ltd.(a)                                                                                 52
    1,600     Cubist Pharmaceuticals, Inc.*                                                               39
   14,700     Enzon Pharmaceuticals, Inc.*                                                                86
    4,400     Gilead Sciences, Inc.*                                                                     225
    7,300     Onyx Pharmaceuticals, Inc.*                                                                249
    5,200     Regeneron Pharmaceuticals, Inc.*                                                            96
      400     United Therapeutics Corp.*                                                                  25
                                                                                                     -------
                                                                                                       1,338
                                                                                                     -------
              HEALTH CARE DISTRIBUTORS (0.1%)
    1,600     McKesson Corp.                                                                              62
      300     Suzuken Co. Ltd.(a)                                                                          9
                                                                                                     -------
                                                                                                          71
                                                                                                     -------
              HEALTH CARE EQUIPMENT (1.8%)
    7,700     Baxter International, Inc.                                                                 413
    3,400     Becton, Dickinson and Co.                                                                  233
    1,400     C.R. Bard, Inc.                                                                            118
      768     Cochlear Ltd.(a)                                                                            30

================================================================================

28  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    1,600     Covidien Ltd.                                                                          $    58
    6,500     Medtronic, Inc.                                                                            204
    1,400     NuVasive, Inc.*                                                                             48
    2,200     Quidel Corp.*                                                                               29
    2,599     Smith & Nephew plc(a)                                                                       16
    1,600     St. Jude Medical, Inc.*                                                                     53
      250     Synthes, Inc.(a)                                                                            32
      300     Terumo Corp.(a)                                                                             14
    2,800     Varian Medical Systems, Inc.*                                                               98
                                                                                                     -------
                                                                                                       1,346
                                                                                                     -------
              HEALTH CARE FACILITIES (0.3%)
    3,000     Community Health Systems, Inc.*                                                             44
    2,400     HealthSouth Corp.*                                                                          26
    2,900     LifePoint Hospitals, Inc.*                                                                  66
    2,200     Psychiatric Solutions, Inc.*                                                                61
    1,400     Universal Health Services, Inc. "B"                                                         53
                                                                                                     -------
                                                                                                         250
                                                                                                     -------
              HEALTH CARE SERVICES (0.2%)
    1,800     Express Scripts, Inc.*                                                                      99
      900     Medco Health Solutions, Inc.*                                                               38
                                                                                                     -------
                                                                                                         137
                                                                                                     -------
              HEALTH CARE SUPPLIES (0.1%)
    1,700     Immucor Corp.*                                                                              45
                                                                                                     -------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
    1,300     Life Technologies Corp.*                                                                    30
                                                                                                     -------
              MANAGED HEALTH CARE (0.7%)
    5,600     Aetna, Inc.                                                                                160
    1,500     Centene Corp.*                                                                              29
    1,700     Coventry Health Care, Inc.*                                                                 25
    1,400     Humana, Inc.*                                                                               52
    3,600     UnitedHealth Group, Inc.                                                                    96
    2,800     WellPoint, Inc.*                                                                           118
                                                                                                     -------
                                                                                                         480
                                                                                                     -------
              PHARMACEUTICALS (5.3%)
    6,900     Abbott Laboratories                                                                        368
    1,000     Astellas Pharma, Inc.(a)                                                                    41
    1,947     AstraZeneca plc(a)                                                                          79
      899     Bayer AG(a)                                                                                 53
    3,200     Bristol-Myers Squibb Co.                                                                    74
    6,900     Cypress Bioscience, Inc.*                                                                   47

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
      800     Daiichi Sankyo Co. Ltd.(a)                                                             $    19
   11,400     Eli Lilly and Co.                                                                          459
    6,800     GlaxoSmithKline plc(a)                                                                     126
    9,900     Johnson & Johnson                                                                          592
    3,700     Medicines Co.*                                                                              54
    8,600     Medicis Pharmaceutical Corp. "A"                                                           120
   10,000     Merck & Co., Inc.                                                                          304
    2,000     Mitsubishi Tanabe Pharma Corp.(a)                                                           30
    4,340     Novartis AG(a)                                                                             217
      900     Novo Nordisk A/S(a)                                                                         46
    3,000     Perrigo Co.                                                                                 97
   33,800     Pfizer, Inc.                                                                               599
      748     Roche Holdings AG(a)                                                                       115
    2,171     Sanofi-Aventis S.A.(a)                                                                     138
    4,400     Schering-Plough Corp.                                                                       75
    3,000     Shionogi & Co. Ltd.(a)                                                                      77
    2,923     Shire Ltd.(a)                                                                               43
      900     Takeda Pharmaceutical Co. Ltd.(a)                                                           47
    9,900     VIVUS, Inc.*                                                                                53
                                                                                                     -------
                                                                                                       3,873
                                                                                                     -------
              Total Health Care                                                                        7,570
                                                                                                     -------

              INDUSTRIALS (9.0%)
              ------------------
              AEROSPACE & DEFENSE (2.1%)
    9,968     BAE Systems plc(a)                                                                          54
    1,000     Boeing Co.                                                                                  43
      900     Ceradyne, Inc.*                                                                             18
    1,800     Curtiss-Wright Corp.                                                                        60
    4,010     European Aeronautic Defense and Space Co. N.V.(a)                                           68
      400     Finmeccanica S.p.A.(a)                                                                       6
    4,700     General Dynamics Corp.                                                                     271
    2,700     Hexcel Corp.*                                                                               20
    2,700     Honeywell International, Inc.                                                               89
    1,900     L-3 Communications Holdings, Inc.                                                          140
    3,200     Lockheed Martin Corp.                                                                      269
    7,282     Meggitt plc(a)                                                                              17
    2,200     Northrop Grumman Corp.                                                                      99
    1,200     Precision Castparts Corp.                                                                   71
    1,900     Raytheon Co.                                                                                97
    5,069     Rolls-Royce Group plc*(a)                                                                   25
    3,300     United Technologies Corp.                                                                  177
                                                                                                     -------
                                                                                                       1,524
                                                                                                     -------

================================================================================

30  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              AIR FREIGHT & LOGISTICS (0.1%)
    3,020     Deutsche Post AG(a)                                                                    $    51
    1,500     Hub Group, Inc. "A"*                                                                        40
                                                                                                     -------
                                                                                                          91
                                                                                                     -------
              AIRLINES (0.2%)
    5,900     AMR Corp.*                                                                                  63
    2,400     Southwest Airlines Co.                                                                      21
    4,400     UAL Corp.                                                                                   48
                                                                                                     -------
                                                                                                         132
                                                                                                     -------
              BUILDING PRODUCTS (0.1%)
    1,402     Compagnie De Saint Gobain(a)                                                                66
    1,800     Insteel Industries, Inc.                                                                    20
                                                                                                     -------
                                                                                                          86
                                                                                                     -------
              COMMERCIAL PRINTING (0.2%)
    3,500     Deluxe Corp.                                                                                52
    5,600     R.R. Donnelley & Sons Co.                                                                   76
                                                                                                     -------
                                                                                                         128
                                                                                                     -------
              CONSTRUCTION & ENGINEERING (0.6%)
    5,000     Boart Longyear Group(a)                                                                      1
    3,700     EMCOR Group, Inc.*                                                                          83
    1,200     Fluor Corp.                                                                                 54
    1,600     Granite Construction, Inc.                                                                  70
    2,000     Kinden Corp.(a)                                                                             18
    1,000     Northwest Pipe Co.*                                                                         42
    1,400     Perini Corp.*                                                                               33
    1,780     Sacyr Vallehermoso S.A.(a)                                                                  16
    4,100     Shaw Group, Inc.*                                                                           84
                                                                                                     -------
                                                                                                         401
                                                                                                     -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    3,100     AGCO Corp.*                                                                                 73
    2,200     Aichi Corp.(a)                                                                               9
    2,400     Caterpillar, Inc.                                                                          107
    2,600     Cummins, Inc.                                                                               70
    1,200     Hitachi Construction Machinery Co. Ltd.(a)                                                  14
    2,300     Joy Global, Inc.                                                                            53
    3,500     Komatsu Ltd.(a)                                                                             44
      802     MAN AG(a)                                                                                   44
    3,400     Manitowoc Co., Inc.                                                                         29
    4,000     Trinity Industries, Inc.                                                                    63
    1,700     Westinghouse Air Brake Technologies Corp.                                                   68
                                                                                                     -------
                                                                                                         574
                                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
    3,067     Brambles Ltd.(a)                                                                       $    16
                                                                                                     -------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    1,000     American Superconductor Corp.*                                                              17
    1,300     Belden, Inc.                                                                                27
    3,200     Emerson Electric Co.                                                                       117
      700     Energy Conversion Devices, Inc.*                                                            18
    4,700     GrafTech International Ltd.*                                                                39
      700     Schneider Electric S.A.(a)                                                                  52
    1,300     Woodward Governor Co.                                                                       30
                                                                                                     -------
                                                                                                         300
                                                                                                     -------
              HEAVY ELECTRICAL EQUIPMENT (0.2%)
    2,425     ABB Ltd.*(a)                                                                                37
      663     Alstom S.A.(a)                                                                              39
    6,000     Mitsubishi Electric Corp.(a)                                                                37
       78     Vestas Wind Systems A/S*(a)                                                                  5
                                                                                                     -------
                                                                                                         118
                                                                                                     -------
              HIGHWAYS & RAILTRACKS (0.0%)
   17,428     Macquarie Infrastructure Group(a)                                                           21
                                                                                                     -------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
    5,200     Manpower, Inc.                                                                             177
                                                                                                     -------
              INDUSTRIAL CONGLOMERATES (0.8%)
    2,000     3M Co.                                                                                     115
   22,600     General Electric Co.                                                                       366
    7,000     Hutchison Whampoa Ltd.(a)                                                                   35
    3,000     NWS Holdings Ltd.(a)                                                                         5
      776     Siemens AG(a)                                                                               58
      650     Wendel(a)                                                                                   32
                                                                                                     -------
                                                                                                         611
                                                                                                     -------
              INDUSTRIAL MACHINERY (1.3%)
    2,100     Actuant Corp. "A"                                                                           40
    1,454     Atlas Copco AB(a)                                                                           12
    1,200     CIRCOR International, Inc.                                                                  33
    2,400     CLARCOR, Inc.                                                                               80
    2,700     Dover Corp.                                                                                 89
    2,300     Flowserve Corp.                                                                            118
    2,500     Gardner Denver, Inc.*                                                                       58
    2,500     Invensys plc*(a)                                                                             6
    1,500     JTEKT Corp.(a)                                                                              12
    1,400     Kennametal, Inc.                                                                            31

================================================================================

32  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    5,200     Mueller Water Products, Inc. "A"                                                       $    44
    1,100     Nordson Corp.                                                                               36
    2,000     NSK Ltd.(a)                                                                                  7
    3,800     Pall Corp.                                                                                 108
   13,000     Timken Co.                                                                                 255
      242     Vallourec S.A.(a)                                                                           28
                                                                                                     -------
                                                                                                         957
                                                                                                     -------
              MARINE (0.2%)
    3,000     Kawasaki Kisen Kaish Ltd.(a)                                                                14
    8,000     Mitsui O.S.K. Lines Ltd.(a)                                                                 49
    7,000     Nippon Yusen Kabushiki Kaisha(a)                                                            43
   10,500     Orient Overseas International Ltd.(a)                                                       24
    4,000     Pacific Basin Shipping Ltd.(a)                                                               2
      700     TBS International Ltd. "A"*                                                                  7
                                                                                                     -------
                                                                                                         139
                                                                                                     -------
              OFFICE SERVICES & SUPPLIES (0.1%)
    2,300     Brady Corp. "A"                                                                             55
    2,000     HNI Corp.                                                                                   32
                                                                                                     -------
                                                                                                          87
                                                                                                     -------
              RAILROADS (0.8%)
    2,200     Burlington Northern Santa Fe Corp.                                                         166
        2     Central Japan Railway Co.(a)                                                                17
    3,100     CSX Corp.                                                                                  101
        2     East Japan Railway Co.(a)                                                                   16
    4,500     Norfolk Southern Corp.                                                                     212
    1,900     Union Pacific Corp.                                                                         91
                                                                                                     -------
                                                                                                         603
                                                                                                     -------
              RESEARCH & CONSULTING SERVICES (0.1%)
    1,500     CoStar Group, Inc.*                                                                         50
    6,130     Experian plc(a)                                                                             38
                                                                                                     -------
                                                                                                          88
                                                                                                     -------
              SECURITY & ALARM SERVICES (0.2%)
    4,800     Brink's Co.                                                                                129
    2,503     G4S plc(a)                                                                                   7
                                                                                                     -------
                                                                                                         136
                                                                                                     -------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
    3,043     Aero Inventory plc(a)                                                                       10
    9,000     Itochu Corp.(a)                                                                             45
    9,000     Marubeni Corp.(a)                                                                           34

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    2,800     Mitsubishi Corp.(a)                                                                    $    39
    3,000     Mitsui & Co. Ltd.(a)                                                                        31
    4,100     Sumitomo Corp.(a)                                                                           36
    8,700     United Rentals, Inc.*                                                                       80
                                                                                                     -------
                                                                                                         275
                                                                                                     -------
              TRUCKING (0.2%)
    6,000     ComfortDelGro Corp., Ltd.(a)                                                                 6
      900     FirstGroup plc(a)                                                                            6
    3,500     Ryder System, Inc.                                                                         136
    2,000     SANKYU, Inc.(a)                                                                              7
      384     Sixt AG(a)                                                                                   6
    2,500     YRC Worldwide, Inc.*                                                                         7
                                                                                                     -------
                                                                                                         168
                                                                                                     -------
              Total Industrials                                                                        6,632
                                                                                                     -------
              INFORMATION TECHNOLOGY (9.7%)
              -----------------------------
              APPLICATION SOFTWARE (0.7%)
    1,900     Adobe Systems, Inc.*                                                                        40
    1,100     Blackboard, Inc.*                                                                           29
    9,800     Compuware Corp.*                                                                            66
    1,300     Concur Technologies, Inc.*                                                                  43
    2,300     Fair Isaac Corp.                                                                            39
    2,900     Informatica Corp.*                                                                          40
    1,800     Intuit, Inc.*                                                                               43
    7,000     Lawson Software Americas, Inc.*                                                             33
    4,700     Parametric Technology Corp.*                                                                59
    1,922     SAP AG(a)                                                                                   69
    7,400     TIBCO Software, Inc.*                                                                       38
                                                                                                     -------
                                                                                                         499
                                                                                                     -------
              COMMUNICATIONS EQUIPMENT (1.0%)
    4,125     Alcatel-Lucent*(a)                                                                           9
    1,800     Avocent Corp.*                                                                              32
    2,900     Bel Fuse, Inc. "B"                                                                          62
   19,100     Cisco Systems, Inc.*                                                                       311
      800     LM Ericsson Telephone Co. "B" ADR(a)                                                         6
    3,961     Nokia Oyj(a)                                                                                62
    3,800     Polycom, Inc.*                                                                              51
    2,800     QUALCOMM, Inc.                                                                             100
   18,700     Sycamore Networks, Inc.*                                                                    50
    3,400     Tekelec*                                                                                    46
                                                                                                     -------
                                                                                                         729
                                                                                                     -------

================================================================================

34  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              COMPUTER HARDWARE (2.0%)
    3,400     Apple, Inc.*                                                                           $   290
    4,000     Fujitsu Ltd.(a)                                                                             19
   13,300     Hewlett-Packard Co.                                                                        483
    6,800     International Business Machines Corp.                                                      572
    9,500     Isilon Systems, Inc.*                                                                       31
    4,200     NCR Corp.*                                                                                  60
                                                                                                     -------
                                                                                                       1,455
                                                                                                     -------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
   23,900     Brocade Communications Systems, Inc.*                                                       67
    4,500     EMC Corp.*                                                                                  47
    2,800     Intermec, Inc.*                                                                             37
    2,100     Lexmark International, Inc. "A"*                                                            57
    1,100     Mitsumi Electric Co. Ltd.(a)                                                                20
    3,500     QLogic Corp.*                                                                               47
      500     Seiko Epson Corp.(a)                                                                         8
    9,200     Western Digital Corp.*                                                                     105
                                                                                                     -------
                                                                                                         388
                                                                                                     -------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    1,400     Alliance Data Systems Corp.*                                                                65
    4,700     Automatic Data Processing, Inc.                                                            185
    5,800     Broadridge Financial Solutions, Inc.                                                        73
    3,400     Computer Sciences Corp.*                                                                   119
    4,006     Computershare Ltd.(a)                                                                       22
    2,500     CSG Systems International, Inc.*                                                            44
    1,700     Visa, Inc. "A"                                                                              89
    2,500     Western Union Co.                                                                           36
                                                                                                     -------
                                                                                                         633
                                                                                                     -------
              ELECTRONIC COMPONENTS (0.1%)
    4,000     Nippon Electric Glass Co. Ltd.(a)                                                           21
    6,000     Yaskawa Electric Corp.(a)                                                                   24
                                                                                                     -------
                                                                                                          45
                                                                                                     -------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,600     Electro Scientific Industries, Inc.*                                                        25
      700     Mettler Toledo International, Inc.*                                                         47
                                                                                                     -------
                                                                                                          72
                                                                                                     -------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
    2,500     Citizen Holdings Co. Ltd.(a)                                                                 9
    2,300     FUJIFILM Holdings Corp.(a)                                                                  51
    5,000     Hitachi Ltd.(a)                                                                             19
   21,500     Jabil Circuit, Inc.                                                                        145

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    1,300     Multi-Fineline Electronix, Inc.*                                                       $    15
    2,000     Osaki Electric Co., Ltd.(a)                                                                 13
                                                                                                     -------
                                                                                                         252
                                                                                                     -------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
    7,100     Activision Blizzard, Inc.*                                                                  61
      200     Nintendo Co. Ltd.(a)                                                                        77
                                                                                                     -------
                                                                                                         138
                                                                                                     -------
              INTERNET SOFTWARE & SERVICES (0.7%)
    2,300     Ariba, Inc.*                                                                                16
    1,000     Digital River, Inc.*                                                                        25
    5,900     eBay, Inc.*                                                                                 82
    1,000     Google, Inc. "A"*                                                                          308
    2,200     VistaPrint Ltd.*                                                                            41
    6,200     Yahoo!, Inc.*                                                                               76
                                                                                                     -------
                                                                                                         548
                                                                                                     -------
              IT CONSULTING & OTHER SERVICES (0.6%)
    3,600     Accenture Ltd. "A"                                                                         118
      500     Atos Origin S.A.(a)                                                                         13
    1,400     CACI International, Inc. "A"*                                                               63
    2,000     Gartner, Inc.*                                                                              36
    8,467     LogicaCMG plc(a)                                                                             8
        2     NTT Data Corp.(a)                                                                            8
    8,900     SAIC, Inc.*                                                                                173
                                                                                                     -------
                                                                                                         419
                                                                                                     -------
              OFFICE ELECTRONICS (0.1%)
      700     Canon, Inc.(a)                                                                              22
    1,000     Konica Minolta Holdings, Inc.(a)                                                             8
    1,000     Ricoh Co. Ltd.(a)                                                                           12
      700     Riso Kagaku Corp.(a)                                                                         7
                                                                                                     -------
                                                                                                          49
                                                                                                     -------
              SEMICONDUCTOR EQUIPMENT (0.2%)
    4,400     Cohu, Inc.                                                                                  53
    8,900     Entegris, Inc.*                                                                             19
    2,100     Fei Co.*                                                                                    40
    3,700     MKS Instruments, Inc.*                                                                      55
                                                                                                     -------
                                                                                                         167
                                                                                                     -------
              SEMICONDUCTORS (0.9%)
    3,800     Analog Devices, Inc.                                                                        72
    1,400     Atheros Communications, Inc.*                                                               20
    1,400     Broadcom Corp. "A"*                                                                         24

================================================================================

36  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    6,800     Exar Corp.*                                                                            $    45
   19,000     Intel Corp.                                                                                279
    2,300     Linear Technology Corp.                                                                     51
    3,100     Microsemi Corp.*                                                                            39
    5,400     PMC-Sierra, Inc.*                                                                           26
    7,600     Texas Instruments, Inc.                                                                    118
                                                                                                     -------
                                                                                                         674
                                                                                                     -------
              SYSTEMS SOFTWARE (1.1%)
    3,100     MICROS Systems, Inc.*                                                                       51
   32,900     Microsoft Corp.                                                                            640
    2,800     Sybase, Inc.*                                                                               69
    2,000     Symantec Corp.*                                                                             27
                                                                                                     -------
                                                                                                         787
                                                                                                     -------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    7,800     Arrow Electronics, Inc.*                                                                   147
    8,500     Avnet, Inc.*                                                                               155
                                                                                                     -------
                                                                                                         302
                                                                                                     -------
              Total Information Technology                                                             7,157
                                                                                                     -------
              MATERIALS (2.6%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
      120     HeidelbergCement AG(a)                                                                       5
      320     Holcim Ltd.(a)                                                                              19
      571     Lafarge S.A.(a)                                                                             35
                                                                                                     -------
                                                                                                          59
                                                                                                     -------
              DIVERSIFIED CHEMICALS (0.4%)
    5,506     Ashland, Inc.                                                                               58
    1,360     BASF AG(a)                                                                                  54
    3,000     Dow Chemical Co.                                                                            45
    1,100     Eastman Chemical Co.                                                                        35
      500     FMC Corp.                                                                                   22
   10,000     Mitsubishi Gas Chemical Co., Inc.(a)                                                        41
    2,000     Olin Corp.                                                                                  36
    4,000     Showa Denko K.K.(a)                                                                          6
                                                                                                     -------
                                                                                                         297
                                                                                                     -------
              DIVERSIFIED METALS & MINING (0.3%)
      649     Anglo American Capital plc(a)                                                               15
    5,279     BHP Billiton Ltd.(a)                                                                       111
    2,339     BHP Billiton plc(a)                                                                         44
      969     Rio Tinto Ltd.(a)                                                                           26
      882     Rio Tinto plc(a)                                                                            19

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    2,464     Xstrata plc(a)                                                                         $    23
                                                                                                     -------
                                                                                                         238
                                                                                                     -------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
    1,200     CF Industries Holdings, Inc.                                                                59
    4,300     Incitec Pivot Ltd.(a)                                                                        8
    3,400     Monsanto Co.                                                                               239
      900     Mosaic Co.                                                                                  31
      214     Syngenta AG(a)                                                                              41
    6,900     Terra Industries, Inc.                                                                     115
    1,360     Yara International ASA(a)                                                                   30
                                                                                                     -------
                                                                                                         523
                                                                                                     -------
              GOLD (0.0%)
   13,700     Coeur d'Alene Mines Corp.*                                                                  12
                                                                                                     -------
              INDUSTRIAL GASES (0.1%)
      700     Air Products & Chemicals, Inc.                                                              35
      600     Praxair, Inc.                                                                               36
                                                                                                     -------
                                                                                                          71
                                                                                                     -------
              METAL & GLASS CONTAINERS (0.1%)
    1,200     Owens-Illinois, Inc.*                                                                       33
    2,497     Rexam plc(a)                                                                                13
                                                                                                     -------
                                                                                                          46
                                                                                                     -------
              PAPER PACKAGING (0.1%)
    3,300     Sealed Air Corp.                                                                            49
                                                                                                     -------
              PAPER PRODUCTS (0.2%)
    4,800     International Paper Co.                                                                     57
   10,559     Mondi plc(a)                                                                                31
    1,000     Oji Paper Co.(a)                                                                             6
    8,600     Wausau Paper Corp.                                                                          98
                                                                                                     -------
                                                                                                         192
                                                                                                     -------
              SPECIALTY CHEMICALS (0.1%)
    1,300     Cytec Industries, Inc.                                                                      27
    7,000     Dainippon Ink and Chemicals, Inc.(a)                                                        15
    1,090     Koninklijke DSM N.V.(a)                                                                     28
      200     Shin-Etsu Chemical Co. Ltd.(a)                                                               9
    3,000     Tokuyama Corp.(a)                                                                           25
    1,800     W.R. Grace & Co.*                                                                           11
                                                                                                     -------
                                                                                                         115
                                                                                                     -------
              STEEL (0.5%)
    2,368     ArcelorMittal ADR(a)                                                                        57
    5,500     Bluescope Steel Ltd.(a)                                                                     14

================================================================================

38  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
    4,000     Godo Steel Ltd.(a)                                                                     $    11
    2,300     JFE Holdings, Inc.(a)                                                                       61
      300     Maruichi Steel Tube Ltd.(a)                                                                  8
   10,000     Nippon Steel Corp.(a)                                                                       33
    2,961     Onesteel Ltd.(a)                                                                             5
      300     Salzgitter AG(a)                                                                            24
      500     SSAB Svenskt Stal AB "A"(a)                                                                  4
    3,000     Sumitomo Metal Industries Ltd.(a)                                                            7
    1,735     ThyssenKrupp AG(a)                                                                          47
      924     voestalpine AG(a)                                                                           20
    3,400     Worthington Industries, Inc.                                                                38
      600     Yamato Kogyo Co.(a)                                                                         16
                                                                                                     -------
                                                                                                         345
                                                                                                     -------
              Total Materials                                                                          1,947
                                                                                                     -------
              TELECOMMUNICATION SERVICES (3.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.1%)
    4,661     Cable & Wireless plc(a)                                                                     10
    3,500     tw telecom, Inc.*                                                                           30
                                                                                                     -------
                                                                                                          40
                                                                                                     -------
              INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
   18,500     AT&T, Inc.                                                                                 527
   25,324     BT Group plc(a)                                                                             50
   13,100     Cincinnati Bell, Inc.*                                                                      25
    2,783     Deutsche Telekom AG(a)                                                                      42
    2,436     France Telecom S.A.(a)                                                                      68
      445     Koninklijke (Royal) KPN N.V.(a)                                                              6
       19     Nippon Telegraph & Telephone Corp.(a)                                                      102
   64,164     Telecom Italia S.p.A.(a)                                                                    91
    5,248     Telefonica S.A.(a)                                                                         118
    3,400     Telenor ASA(a)                                                                              23
    5,164     Teliasonera AB(a)                                                                           26
    9,926     Telstra Corp. Ltd.(a)                                                                       27
   17,100     Verizon Communications, Inc.                                                               580
   15,900     Windstream Corp.                                                                           146
                                                                                                     -------
                                                                                                       1,831
                                                                                                     -------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
       13     KDDI Corp.(a)                                                                               92
      544     Millicom International Cellular S.A.(a)                                                     25
       10     NTT DoCoMo, Inc.(a)                                                                         20
    1,000     SoftBank Corp.(a)                                                                           18
    3,900     Telephone & Data Systems, Inc.                                                             124

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
      800     U.S. Cellular Corp.*                                                                   $    35
   82,434     Vodafone Group plc(a)                                                                      166
                                                                                                     -------
                                                                                                         480
                                                                                                     -------
              Total Telecommunication Services                                                         2,351
                                                                                                     -------
              UTILITIES (3.8%)
              ----------------
              ELECTRIC UTILITIES (2.2%)
    6,700     American Electric Power Co., Inc.                                                          223
    3,600     Central Vermont Public Service Corp.                                                        86
    2,000     Cheung Kong Infrastructure Holdings, Ltd.(a)                                                 8
    1,900     Chubu Electric Power Co., Inc.(a)                                                           58
    2,600     Duke Energy Corp.                                                                           39
    3,746     E.ON AG(a)                                                                                 151
    3,500     Edison International                                                                       112
      110     Electricite de France (EDF)(a)                                                               6
    6,400     Empire District Electric Co.                                                               113
   12,060     Enel S.p.A.(a)                                                                              77
      500     Entergy Corp.                                                                               42
      400     Exelon Corp.                                                                                22
      800     FirstEnergy Corp.                                                                           39
      556     Fortum Oyj(a)                                                                               12
      400     Hokuriku Electric Power Co.(a)                                                              11
    5,000     Hong Kong Electric Holdings Ltd.(a)                                                         28
    8,840     Iberdrola S.A.(a)                                                                           82
    1,400     Kansai Electric Power Co., Inc.(a)                                                          41
    1,400     Pepco Holdings, Inc.                                                                        25
    4,800     PPL Corp.                                                                                  147
    1,900     Progress Energy, Inc.                                                                       76
    1,199     Public Power Corp.(a)                                                                       19
      387     Scottish & Southern Energy plc(a)                                                            7
    1,600     Southern Co.                                                                                59
    1,800     Tohoku Electric Power Co., Inc.(a)                                                          49
    2,600     Tokyo Electric Power Co., Inc.(a)                                                           87
                                                                                                     -------
                                                                                                       1,619
                                                                                                     -------
              GAS UTILITIES (0.4%)
    1,543     Gas Natural SDG S.A.(a)                                                                     42
    1,900     ONEOK, Inc.                                                                                 55
   11,000     Osaka Gas Co. Ltd.(a)                                                                       51
    5,000     Toho Gas Co., Ltd.(a)                                                                       33
    2,000     Tokyo Gas Co. Ltd.(a)                                                                       10
    3,200     UGI Corp.                                                                                   78
                                                                                                     -------
                                                                                                         269
                                                                                                     -------

================================================================================

40  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      900     Electric Power Development Co. Ltd.(a)                                                 $    36
    1,201     International Power plc(a)                                                                   4
                                                                                                     -------
                                                                                                          40
                                                                                                     -------
              MULTI-UTILITIES (0.8%)
    3,400     CenterPoint Energy, Inc.                                                                    43
    4,700     Dominion Resources, Inc.                                                                   169
      746     Gaz de France S.A.(a)                                                                       37
    1,807     National Grid plc(a)                                                                        18
    3,500     NiSource, Inc.                                                                              38
      600     PG&E Corp.                                                                                  23
      982     RWE AG(a)                                                                                   88
    2,300     Sempra Energy                                                                               98
    6,900     TECO Energy, Inc.                                                                           85
      792     Veolia Environnement S.A.(a)                                                                25
                                                                                                     -------
                                                                                                         624
                                                                                                     -------
              WATER UTILITIES (0.3%)
    4,900     Connecticut Water Service, Inc.                                                            116
    6,300     Middlesex Water Co.                                                                        109
    9,700     Southwest Water Co.                                                                         31
                                                                                                     -------
                                                                                                         256
                                                                                                     -------
              Total Utilities                                                                          2,808
                                                                                                     -------
              Total Common Stocks (cost: $66,850)                                                     54,667
                                                                                                     -------

------------------------------------------------------------------------------------------------------------
PRINC. AMT.
$(000)/SHRS.
------------------------------------------------------------------------------------------------------------

              PREFERRED SECURITIES (0.2%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
      625     Porsche AG(a)                                                                               49
                                                                                                     -------
              FINANCIALS (0.1%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     $200     White Mountains Re Group, 7.51%, perpetual(b)                                               94
                                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT (0.0%)
              ----------------------
    6,000     Fannie Mae, 8.25%, perpetual*                                                          $     5
    6,000     Freddie Mac, 8.38%, perpetual*                                                               2
                                                                                                     -------
              Total U.S. Government                                                                        7
                                                                                                     -------
              Total Preferred Securities (cost: $412)                                                    150
                                                                                                     -------
              EXCHANGE-TRADED FUNDS (6.3%)
  169,071     iShares MSCI Emerging Markets Index Fund                                                 4,222
    4,231     SPDR Trust Series 1                                                                        382
                                                                                                     -------
              Total Exchange-Traded Funds (cost: $6,943)                                               4,604
                                                                                                     -------
              HEDGE FUNDS (4.2%)
  193,899     Deutsche iGAP Investment Trust "B,"
                 acquired 8/01/08; cost $3,750*(d)                                                     3,095
                                                                                                     -------
              RIGHTS (0.0%)

              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
    1,850     DBS Group Holdings Ltd.*(a)                                                                  4
    3,922     Fortis, acquired 10/13/2008; cost $0*(a),(d)                                                 -
   24,066     HBOS plc*(a)                                                                                 -
   11,378     Lloyds TSB Group plc*(a)                                                                     -
                                                                                                     -------
                                                                                                           4
                                                                                                     -------
              REITs - OFFICE (0.0%)
    8,000     Macquarie Office Trust Ltd.*(a)                                                              -
                                                                                                     -------
              Total Financials                                                                             4
                                                                                                     -------
              Total Rights (cost: $0)                                                                      4
                                                                                                     -------
              Total Equity Securities (cost: $77,955)                                                 62,520
                                                                                                     -------

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                           COUPON                                VALUE
(000)         SECURITY                                            RATE             MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              BONDS (2.4%)

              CORPORATE OBLIGATIONS (2.0%)

              ENERGY (0.3%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    $ 200     Enterprise Products Operating LP                    7.03%            1/15/2068              94

================================================================================

42  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                           COUPON                                VALUE
(000)         SECURITY                                            RATE             MATURITY            (000)
------------------------------------------------------------------------------------------------------------
    $ 200     TEPPCO Partners, LP                                 7.00%            6/01/2067         $   107
                                                                                                     -------
              Total Energy                                                                               201
                                                                                                     -------
              FINANCIALS (1.6%)
              -----------------
              CONSUMER FINANCE (0.2%)
      200     General Motors Acceptance Corp.                     6.75            12/01/2014             137
                                                                                                     -------
              DIVERSIFIED BANKS (0.7%)
      200     National City Bank                                  4.25             1/29/2010             193
      200     USB Capital IX                                      6.19                     -(e)           94
      200     Wells Fargo Capital XV                              9.75                     -(e)          202
                                                                                                     -------
                                                                                                         489
                                                                                                     -------
              MULTI-LINE INSURANCE (0.2%)
      200     American International Group, Inc.(b)               8.18             5/15/2058              78
    1,000     Genworth Financial, Inc.                            6.15            11/15/2066              95
                                                                                                     -------
                                                                                                         173
                                                                                                     -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      200     JPMorgan Chase & Co.                                7.90                     -(e)          167
                                                                                                     -------
              THRIFTS & MORTGAGE FINANCE (0.3%)
      200     Countrywide Financial Corp.                         5.00            12/15/2009             188
                                                                                                     -------
              Total Financials                                                                         1,154
                                                                                                     -------
              UTILITIES (0.1%)
              ----------------
              GAS UTILITIES (0.1%)
      200     Enbridge Energy Partners, LP                        8.05            10/01/2037              98
                                                                                                     -------
              Total Corporate Obligations (cost: $1,821)                                               1,453
                                                                                                     -------
              EURODOLLAR AND YANKEE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
      200     Lloyds TSB Group plc(b)                             6.27                     -(e)           74
                                                                                                     -------
              REGIONAL BANKS (0.1%)
      200     Credit Agricole S.A.(b)                             6.64                     -(e)           89
                                                                                                     -------
              Total Financials                                                                           163
                                                                                                     -------
              Total Eurodollar and Yankee Obligations (cost: $318)                                       163
                                                                                                     -------

              U.S. TREASURY SECURITIES (0.2%)

              BONDS (0.2%)
      138     1.34%, 1/15/2009(c) (cost: $138)                                                           138
                                                                                                     -------
              Total Bonds (cost: $2,277)                                                               1,754
                                                                                                     -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (5.8%)

              MONEY MARKET FUNDS (5.8%)
4,266,049     State Street Institutional Liquid Reserves Fund, 1.34%(f),(g)
                 (cost: $4,266)                                                                      $ 4,266
                                                                                                     -------

              TOTAL INVESTMENTS (COST: $84,498)                                                      $68,540
                                                                                                     =======

------------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
------------------------------------------------------------------------------------------------------------

              PURCHASED OPTIONS (6.3%)
      142     Put - On Russell 2000 Index expiring September 19, 2009 at 450                             806
      343     Put - On S&P 500 Index expiring September 19, 2009 at 825                                2,916
    1,531     Put - On iShares MSCI Emerging Markets Index expiring June 20, 2009 at 23                  517
    1,960     Put - On iShares MSCI EAFE Index expiring March 21, 2009 at 42                             421
                                                                                                     -------

              TOTAL PURCHASED OPTIONS (COST: $7,854)                                                 $ 4,659
                                                                                                     =======

================================================================================

44  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2008

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.0% of net assets at December 31, 2008.

o   CATEGORIES AND DEFINITIONS

    HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

    REIT      Real estate investment trust

    SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
              (AMEX).

o   SPECIFIC NOTES

    (a) Security was fair valued at December 31, 2008, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Security with a value of $138,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

46  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    (d) Restricted security that is not registered under the Securities Act of 1933 and is deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at December 31, 2008, was $3,095,000, which represented 4.2% of the Fund's net assets.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Rate represents the money market fund annualized seven-day yield at December 31, 2008.

    (g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2008, as shown in the following table:

                                                                   VALUE AT
                                                        ------------------------------    UNREALIZED
TYPE OF FUTURE      EXPIRATION   CONTRACTS   POSITION   TRADE DATE   DECEMBER 31, 2008   APPRECIATION
-----------------------------------------------------------------------------------------------------
Russell 2000 Mini
   Index Futures    March 2009      20         Long      $940,000         $996,000          $56,000

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2008

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $84,498)             $68,540
   Purchased options, at market value (cost of $7,854)                        4,659
   Cash                                                                         100
   Cash denominated in foreign currencies (identified cost of $19)               19
   Receivables:
      Capital shares sold                                                       105
      USAA Investment Management Company (Note 5D)                               36
      Dividends and interest                                                    146
      Securities sold                                                            32
   Variation margin on futures contracts                                         29
   Unrealized appreciation on foreign currency contracts held, at value          38
                                                                            -------
         Total assets                                                        73,704
                                                                            -------
LIABILITIES
   Payables:
      Securities purchased                                                       47
   Accrued management fees                                                       36
   Other accrued expenses and payables                                           58
                                                                            -------
         Total liabilities                                                      141
                                                                            -------
            Net assets applicable to capital shares outstanding             $73,563
                                                                            =======
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $84,020
   Accumulated net realized gain on investments, options, and
      futures transactions                                                    8,640
   Net unrealized depreciation of investments, options, and
      futures contracts                                                     (19,097)
                                                                            -------
            Net assets applicable to capital shares outstanding             $73,563
                                                                            =======
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                8,549
   Net asset value, redemption price, and offering price per share           $ 8.61
                                                                            =======

See accompanying notes to financial statements.

================================================================================

48  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Period ended December 31, 2008*

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $8)                          $    657
   Interest                                                                      128
                                                                            --------
         Total income                                                            785
                                                                            --------
EXPENSES
   Management fees                                                               171
   Administration and servicing fees                                              14
   Transfer agent's fees                                                          14
   Custody and accounting fees                                                    73
   Trustees' fees                                                                  4
   Registration fees                                                               5
   Professional fees                                                              40
   Other                                                                           2
                                                                            --------
         Total expenses                                                          323
   Expenses reimbursed                                                           (36)
                                                                            --------
         Net expenses                                                            287
                                                                            --------
NET INVESTMENT INCOME                                                            498
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                             (7,179)
      Payment from USAA Investment Management Company for loss realized
         on disposal of investments in violation of restrictions (Note 5D)        30
      Foreign currency transactions                                               60
      Options                                                                 16,120
      Futures transactions                                                      (296)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                            (15,958)
      Options                                                                 (3,195)
      Futures contracts                                                           56
                                                                            --------
         Net realized and unrealized loss                                    (10,362)
                                                                            --------
  Decrease in net assets resulting from operations                          $ (9,864)
                                                                            ========

*Fund commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Period ended December 31, 2008*

--------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                                      $    498
   Net realized loss on investments                                             (7,179)
   Payment from USAA Investment Management Company for loss realized on
      disposal of investments in violation of restrictions (Note 5D)                30
   Net realized gain on foreign currency transactions                               60
   Net realized gain on options                                                 16,120
   Net realized loss on futures transactions                                      (296)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                              (15,958)
      Options                                                                   (3,195)
      Futures contracts                                                             56
                                                                              --------
      Decrease in net assets resulting from operations                          (9,864)
                                                                              --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (593)
                                                                              --------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                    84,085
   Reinvested dividends                                                             69
   Cost of shares redeemed                                                        (134)
                                                                              --------
      Increase in net assets from capital share transactions                    84,020
                                                                              --------
   Net increase in net assets                                                   73,563
                                                                              --------
NET ASSETS
   End of period                                                              $ 73,563
                                                                              ========
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                   8,556
   Shares issued for dividends reinvested                                            8
   Shares redeemed                                                                 (15)
                                                                              --------
      Increase in shares outstanding                                             8,549
                                                                              ========

*Fund commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

50  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek an average annual return that is greater than the 1-year U.S. Treasury bond, before fees and expenses, over a full market cycle while seeking to limit the Fund's exposure to large negative returns. The Fund commenced operations on July 31, 2008. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information

================================================================================

52  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

         from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.   Options are valued by a pricing service at the National Best Bid/Offer
         (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Statement of Financial Accounting Standards
    (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

54  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

                                             INVESTMENTS IN         PURCHASED       OTHER FINANCIAL
VALUATION INPUTS                                 SECURITIES           OPTIONS          INSTRUMENTS*
---------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                       $51,901,000         $4,659,000               $56,000
Level 2 -- Other Significant
  Observable Inputs                             16,639,000                  -                     -
Level 3 - Significant Unobservable
  Inputs                                                 -                  -                     -
---------------------------------------------------------------------------------------------------
TOTAL                                          $68,540,000         $4,659,000               $56,000
---------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS -- The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

    Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

    Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing

================================================================================

56  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of December 31, 2008, the Fund did not invest in any repurchase agreements.

H. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed

================================================================================

58  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2008.

J. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the period ended December 31, 2008, custodian and other bank credits reduced the Fund's expenses by less than $500. For the period ended December 31, 2008, the Fund did not incur any brokerage commission recapture credits.

K. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

L. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the period ended December 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the period ended December 31, 2008.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined

================================================================================

60  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal period, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses and distributions resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $95,000. This reclassification has no effect on net assets.

The tax character of distributions paid during the period ended December 31, 2008, was as follows:

                                                                          2008
                                                                        --------
Ordinary income*                                                        $558,000
Long-term realized capital gains                                          35,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains                                $ 7,396,000
Unrealized depreciation of investments                               (21,048,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts and open options contracts.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the period ended December 31, 2008, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2008, the Manager has concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. The tax period ended December 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended December 31, 2008, were $126,544,000 and $39,283,000, respectively.

As of December 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $94,247,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2008, for federal income tax purposes, were $1,349,000 and $22,397,000, respectively, resulting in net unrealized depreciation of $21,048,000.

For the period ended December 31, 2008, transactions in written call and put options were as follows:

                                                               PREMIUMS
                                       NUMBER OF               RECEIVED
                                       CONTRACTS                  (000s)
                                     ------------------------------------
Outstanding at July 31, 2008                -                $        -
Options written                         7,102                 1,391,000
Options terminated in closing
   purchase transactions               (2,513)                 (479,000)
Options expired                        (4,589)                 (912,000)
                                     ------------------------------------
Outstanding at December 31, 2008            -                $        -
                                     ====================================

================================================================================

62  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the period ended December 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $171,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Credit Suisse Asset Management, LLC (Credit Suisse), Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), Quantitative Management Associates LLC (QMA), Deutsche Investment Management Americas, Inc. (DIMA), and The Boston Company Asset Management, LLC (The Boston Company) under which each subadviser provides day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Trust's Board of Trustees and the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the period ended December 31, 2008, Credit Suisse did not manage any of the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

    The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Total Return Strategy Fund, and the USAA Global Opportunities Fund in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the period ended December 31, 2008, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group, of $43,000.

    The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the period ended December 31, 2008, the Manager incurred subadvisory fees, paid or payable to QMA, of $11,000.

    The Manager (not the Fund) pays DIMA a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that DIMA manages. For the period ended December 31, 2008, the Manager incurred subadvisory fees, paid or payable to DIMA, of $27,000.

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the period ended December 31, 2008, The Boston Company did not manage any of

================================================================================

64  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

    the Fund's assets and did not receive any subadvisory fees from the Manager for the Fund.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the period ended December 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $14,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended December 31, 2008, the Fund reimbursed the Manager less than $500 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the period ended December 31, 2008, the Fund incurred reimbursable expenses of $36,000, of which all was receivable from the Manager.

    For the period ended December 31, 2008, the Manager reimbursed the Fund $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

    of 0.05% of the Fund's average net assets for the fiscal year. For the period ended December 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $14,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2008, the Association and its affiliates owned 7,500,000 shares (87.7%) of the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENT

    SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

66  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                          PERIOD ENDED
                                                                                          DECEMBER 31,
                                                                                          ------------
                                                                                              2008*
                                                                                          ------------
Net asset value at beginning of period                                                      $ 10.00
                                                                                            -------
Income (loss) from investment operations:
   Net investment income(a)                                                                     .07
   Net realized and unrealized gain (loss)(a),(d)                                             (1.39)
                                                                                            -------
Total from investment operations                                                              (1.32)
                                                                                            -------
Less distributions from:
   Net investment income                                                                       (.07)
                                                                                            -------
Net asset value at end of period                                                            $  8.61
                                                                                            =======
Total return (%)**(d)                                                                        (13.18)
Net assets at end of period (000)                                                           $73,563
Ratios to average net assets:***(b)
   Expenses (%)(c)                                                                             1.00
   Expenses, excluding reimbursements (%)(c)                                                   1.12
   Net investment income (%)                                                                   1.73
Portfolio turnover (%)                                                                           60

  *  Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the period ended December 31, 2008, average net assets were $68,328,000.
(a) Calculated using average shares. For the period ended December 31, 2008, average shares were 7,600,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) For the period ended December 31, 2008, the Manager reimbursed the Fund $30,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund's per share net realized loss per share and total return was less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

EXPENSE EXAMPLE

December 31, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, the Fund's inception date of July 31, 2008, and held through December 31, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

68  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                          BEGINNING               ENDING           DURING PERIOD*
                                         ACCOUNT VALUE        ACCOUNT VALUE        JULY 31, 2008 -
                                         JULY 31, 2008      DECEMBER 31, 2008     DECEMBER 31, 2008
                                         ----------------------------------------------------------
Actual                                     $1,000.00            $  868.20               $3.93

Hypothetical
   (5% return before expenses)              1,000.00             1,016.83                4.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 154 days/366 days (to reflect the current period beginning with the Fund's inception date). The Fund's ending account value on the first line in the table is based on its actual total return of (13.18)% for the period of July 31, 2008, through December 31, 2008.

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of December 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (5722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

70  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

72  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of USAA Investment Management Company or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

74  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

ROSE URBANCZYK
Assistant Treasurer
Born: June 1961
Year of Appointment: 2008

Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

   (1) Indicates those Officers who are employees of USAA Investment Management Company or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

76  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           activity, and fund prices; or exchange
                                         or redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                    --------------
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ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostkiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostkiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostkiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2008 and 2007 were $244,927 and $132,967, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2008 and 2007 were $63,500 and $60,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2008 and 2007 were $0 and $4,575, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2008 and 2007 were $108,000 and $101,895, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.